FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy for financial assets measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
December 31, 2015:
Foreign currency contracts (note 10)	$—	$1,019	$—	$1,019
Interest rate swap (note 10)	—	728	—	728
Asset retirement obligations (1) (note 11)	—	—	2,803	2,803

December 31, 2014:
Interest rate swap (note 10)	—	813	—	813
Asset retirement obligations (1) (note 11)	—	—	2,471	2,471

(1)	We calculate the fair value of asset retirement obligations by discounting the estimated amount using the current Treasury bill rate adjusted for our credit non-performance.

Schedule of changes in asset retirement obligations

	December 31,
	2015	2014
Balance, January 1	$2,471	$2,357
Accrued estimated obligation, less fair value adjustment	—	1,338
Subsequent revision of estimated obligation	70	(68)
Accretion (1)	262	244
Payments	—	(1,319)
Gain on settlement (2)	—	(81)
Balance, December 31	$2,803	$2,471

(1)	Included in data center services “Direct costs of network, sales and services” in the accompanying consolidated statements of operations and comprehensive loss.

(2)	Included in “Other, net” in the accompanying consolidated statements of operations and comprehensive loss.

Schedule of fair value of term loan and revolving credit facility
	December 31,
	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan	$294,000	303,000	$297,000	313,000
Revolving credit facility	31,000	30,400	10,000	9,900